LONG-TERM DEBT - LMATT Growth and Income Series 1.2026, Inc. Market-Indexed Notes (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 16, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Assets	$ 304,301,937	$ 59,094,847		$ 1,840,218
Fair value
Debt Instrument [Line Items]
Long-term debt, fair value		28,249,653		$ 0
LMATT Growth & Income Series 1.2026, Inc
Debt Instrument [Line Items]
Ownership percentage			100.00%
LMATT Growth & Income Series 1.2026, Inc | Market-indexed notes
Debt Instrument [Line Items]
Face amount			$ 400,000
Upside performance participation cap			140.00%
Market downturn protection percentage			10.00%
Note reduction ratio for losses below threshold			100.00%
Dividend percentage			4.00%
LMATT Growth & Income Series 1.2026, Inc | Market-indexed notes | Asset Pledged as Collateral
Debt Instrument [Line Items]
Assets	369,253	752,236
LMATT Growth & Income Series 1.2026, Inc | Market-indexed notes | Fair value
Debt Instrument [Line Items]
Long-term debt, fair value	$ 427,284	$ 400,000